Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale:
Amortized cost	$ 100,774	$ 105,141
Gross unrealized, Gain	1,859	3,462
Gross unrealized, Loss	794	108
Available-for-sale	101,839	108,495
Held-to-maturity:
Amortized cost	56,866	47,946
Gross unrealized, Gains	526	1,300
Gross unrealized, Losses	617	22
Securities held-to-maturity	56,775	49,224
Amortized cost, Total	157,640	153,087
Gross unrealized, Gain, Total	2,385	4,762
Gross unrealized, Losses, Total	1,411	130
Fair value, Total	158,614	157,719
Debt securities, available-for-sale, allowance for credit loss	10	11
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	455	75
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	75	44
U.S. Treasury
Available-for-sale:
Amortized cost	28,966	23,557
Gross unrealized, Gain	771	1,358
Gross unrealized, Loss	328	21
Available-for-sale	29,409	24,894
Held-to-maturity:
Amortized cost	11,617	2,938
Gross unrealized, Gains	36	90
Gross unrealized, Losses	103	0
Securities held-to-maturity	11,550	3,028
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Amortized cost		21,919
Gross unrealized, Gain		479
Gross unrealized, Loss		51
Available-for-sale		22,347
Held-to-maturity:
Amortized cost	36,167	38,355
Gross unrealized, Gains	428	1,055
Gross unrealized, Losses	388	14
Securities held-to-maturity	36,207	39,396
Agency residential mortgage-backed securities (“RMBS”) | Agency RMBS
Available-for-sale:
Amortized cost	14,333
Gross unrealized, Gain	270
Gross unrealized, Loss	73
Available-for-sale	14,530
Sovereign debt/sovereign guaranteed
Available-for-sale:
Amortized cost	13,367	12,202
Gross unrealized, Gain	79	190
Gross unrealized, Loss	67	1
Available-for-sale	13,379	12,391
Held-to-maturity:
Amortized cost	922	1,050
Gross unrealized, Gains	18	42
Gross unrealized, Losses	2	0
Securities held-to-maturity	938	1,092
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	8,102	8,605
Gross unrealized, Gain	345	625
Gross unrealized, Loss	42	2
Available-for-sale	8,405	9,228
Held-to-maturity:
Amortized cost	4,068	2,659
Gross unrealized, Gains	41	105
Gross unrealized, Losses	52	2
Securities held-to-maturity	4,057	2,762
Supranational
Available-for-sale:
Amortized cost	7,599	7,086
Gross unrealized, Gain	24	75
Gross unrealized, Loss	50	1
Available-for-sale	7,573	7,160
Held-to-maturity:
Amortized cost	54	55
Gross unrealized, Gains	0	0
Gross unrealized, Losses	0	0
Securities held-to-maturity	54	55
Foreign covered bonds
Available-for-sale:
Amortized cost	6,236	6,658
Gross unrealized, Gain	25	68
Gross unrealized, Loss	23	1
Available-for-sale	6,238	6,725
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Amortized cost	4,441	4,706
Gross unrealized, Gain	3	7
Gross unrealized, Loss	5	10
Available-for-sale	4,439	4,703
Held-to-maturity:
Amortized cost	983
Gross unrealized, Gains	0
Gross unrealized, Losses	1
Securities held-to-maturity	982
Foreign government agencies
Available-for-sale:
Amortized cost	2,694	4,086
Gross unrealized, Gain	9	49
Gross unrealized, Loss	17	0
Available-for-sale	2,686	4,135
U.S. government agencies
Available-for-sale:
Amortized cost	2,464	3,680
Gross unrealized, Gain	99	174
Gross unrealized, Loss	27	1
Available-for-sale	2,536	3,853
Held-to-maturity:
Amortized cost	2,998	2,816
Gross unrealized, Gains	0	4
Gross unrealized, Losses	71	6
Securities held-to-maturity	2,927	2,814
Other ABS
Available-for-sale:
Amortized cost	2,205	3,135
Gross unrealized, Gain	7	32
Gross unrealized, Loss	22	3
Available-for-sale	2,190	3,164
Non-agency commercial MBS
Available-for-sale:
Amortized cost	3,083	2,864
Gross unrealized, Gain	65	159
Gross unrealized, Loss	23	6
Available-for-sale	3,125	3,017
Non-agency RMBS
Available-for-sale:
Amortized cost	2,641	2,178
Gross unrealized, Gain	132	157
Gross unrealized, Loss	25	9
Available-for-sale	2,748	2,326
Held-to-maturity:
Amortized cost	43	58
Gross unrealized, Gains	2	3
Gross unrealized, Losses	0	0
Securities held-to-maturity	45	61
State and political subdivisions
Available-for-sale:
Amortized cost	2,543	2,270
Gross unrealized, Gain	11	39
Gross unrealized, Loss	40	1
Available-for-sale	2,514	2,308
Held-to-maturity:
Amortized cost	14	15
Gross unrealized, Gains	1	1
Gross unrealized, Losses	0	0
Securities held-to-maturity	15	16
Corporate bonds
Available-for-sale:
Amortized cost	2,099	1,945
Gross unrealized, Gain	19	50
Gross unrealized, Loss	52	1
Available-for-sale	2,066	1,994
Commercial paper/ certificates of deposit (“CDs”)
Available-for-sale:
Amortized cost		249
Gross unrealized, Gain		0
Gross unrealized, Loss		0
Available-for-sale		249
Other debt securities
Available-for-sale:
Amortized cost	1	1
Gross unrealized, Gain	0	0
Gross unrealized, Loss	0	0
Available-for-sale	$ 1	$ 1